Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
Schedule of estimated useful lives for the current and comparative years
●	Furniture and fittings	3 years
●	Motor vehicles	5 years
●	Office equipment	3 years
●	Leasehold improvements	3 years
●	Computers and software	3 years
●	Building	28 years

Schedule of amortization of intangibles assets
Platform development costs	-	5 years
Software	-	5 years

Schedule of impact of transition to IFRS 15

	IAS 18	Adjustments	IFRS 15
	US$’000	US$’000	US$’000
At 31 December 2017
Trade and other payables	10,710	674	11,384
Deferred revenue	379	(379)	–
Contract liabilities	–	3,426	3,426
Advances from customers	2,925	(2,925)	–
Provision for sales returns	796	(796)	–

At 31 December 2018
Trade and other payables	19,053	616	19,669
Deferred revenue	516	(516)	–
Contract liabilities	–	4,297	4,297
Advances from customers	3,084	(3,084)	–
Provision for sales returns	1,313	(1,313)	–

Schedule of impact of transition to IFRS 9
US$’000

Balance at 1 January 2018 under IAS 39	29
Adjusted on initial application of IFRS 9	–
Balance at 1 January 2018 under IFRS 9	29

Schedule of financial assets and financial liabilities classification

	Original classification under IAS 39	New classification under IFRS 9

Financial assets
Non-current financial assets	Loans and receivables	Amortised cost
Trade and other receivables	Loans and receivables	Amortised cost
Other current financial assets	Loans and receivables	Amortised cost
Cash and cash equivalents	Loans and receivables	Amortised cost